Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, net
Property and Equipment, net
6.	Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Leasehold improvements	$50,528	$49,074
Furniture and fixtures	8,281	8,027
Computer equipment	6,602	5,625
Video equipment	713	643
	66,124	63,369
Less: Accumulated Depreciation	(43,249)	(37,824)
	$22,875	$25,545

Depreciation totaled $5.6 million and $6.2 million for the nine months ended September 30, 2021 and 2020, respectively, included in Depreciation and amortization expense.

5.	Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	2020	2019
Leasehold improvements	$49,074	$46,865
Furniture and fixtures	8,027	7,470
Computer equipment	5,625	12,950
Video equipment	643	599
	$63,369	$67,884
Less: Accumulated depreciation	(37,824)	(38,341)
	$25,545	$29,543

Depreciation totaled $8.1 million, $8.7 million and $9.2 million for the years ended December 31, 2020, 2019 and 2018, respectively, included in depreciation and amortization expense.